Note 25 - Firstbank Corporation (Parent Company Only) (Detail) - Condensed Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 99,601,000	$ 75,816,000	$ 73,538,000	$ 107,365,000
Securities	353,678,000	342,184,000
Other assets	26,182,000	25,061,000
Total Assets	1,498,762,000	1,485,299,000
LIABILITIES AND EQUITY
Subordinated Debentures	36,084,000	36,084,000
Shareholders’ equity	147,058,000	155,377,000	148,428,000	146,880,000
Total Liabilities and Shareholders’ Equity	1,498,762,000	1,485,299,000
Parent Company [Member]
ASSETS
Cash and cash equivalents	11,167,000	16,870,000
Investment in and advances to banking subsidiaries	168,883,000	170,981,000
Securities	1,090,000	1,086,000
Other assets	4,327,000	4,104,000
Total Assets	185,467,000	193,041,000
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	2,325,000	1,580,000
Subordinated Debentures	36,084,000	36,084,000
Total Liabilities and Shareholders’ Equity	$ 185,467,000	$ 193,041,000